Segmental Information - Summary of Information by Reportable Segment - Other Segmental Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reportable segments [line items]
Capital expenditure	$ 243	$ 336	$ 238
Depreciation and amortisation	80	78	75
Share-based payments cost	27	21	17
Share of losses/(gains) of associates and joint ventures	1	(3)	2
Impairment charges	0	18	16
Americas [member]
Disclosure of reportable segments [line items]
Capital expenditure	74	120	67
Depreciation and amortisation	27	23	21
Share-based payments cost	8	6	6
Share of losses/(gains) of associates and joint ventures	6	1	7
Impairment charges		18	16
EMEAA [member]
Disclosure of reportable segments [line items]
Capital expenditure	33	26	22
Depreciation and amortisation	8	7	7
Share-based payments cost	4	4	4
Share of losses/(gains) of associates and joint ventures	(5)	(4)	(5)
Greater China [member]
Disclosure of reportable segments [line items]
Capital expenditure	2	2	1
Depreciation and amortisation	3	1	1
Share-based payments cost	3	3	3
Share of losses/(gains) of associates and joint ventures	0
Central [member]
Disclosure of reportable segments [line items]
Capital expenditure	134	188	148
Depreciation and amortisation	42	47	46
Share-based payments cost	12	$ 8	$ 4
Share of losses/(gains) of associates and joint ventures	$ 0